The anti-dilutive shares of common stock equivalents for the six months ended July 31, 2021 and July 31, 2020 were as follows: (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2020
Schedule of Capitalization, Long-term Debt [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,254,121				17,767,643
Warrant [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,255,500		1,255,500		1
Convertible Notes And Accrued Interest [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	632,535		632,535		16,355,950
Convertible Class C Preferred Shares [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,366,086		7,366,086